Stockholders' Equity (Details 3) - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Number of Shares
Outstanding, Beginning Balance	1,338,552	1,254,752
Issued	0	83,800
Exercised		0
Expired	(90,167)
Outstanding, Ending Balance	1,248,385	1,338,552	1,254,752
Exercisable	523,385	613,552
Weighted- average Exercise Price
Outstanding, Beginning Balance	$ 19.53	$ 20.00
Issued		9.07
Expired	30.27
Outstanding, Ending Balance	17.49	19.53	$ 20.00
Exercisable	$ 23.95	$ 24.88
Weighted- average Remaining Contractual Term (years)
Outstanding	3 years 22 days	3 years 6 months 18 days	4 years 3 months 29 days
Exercisable	5 years 2 months 1 day	4 years 10 months 20 days
Aggregate Intrinsic Value
Outstanding	$ 0	$ 0
Exercisable	$ 0	$ 0